Taxation	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Taxation	Taxation
Tax on profit

			$ million
	2024	2023	2022
Current tax
Charge for the year[a]	7,187	9,048	12,523
Adjustment in respect of prior years	234	(373)	145
	7,421	8,675	12,668
Deferred tax
Origination and reversal of temporary differences in the current year[b]	(1,851)	(238)	4,768
Adjustment in respect of prior years[c]	(17)	(568)	(674)
	(1,868)	(806)	4,094
Tax charge on profit	5,553	7,869	16,762
a2024 includes a charge of $4 million in respect of Pillar Two income taxes.
b2024 includes a charge of $96 million in respect of the 3% increase in the UK Energy Profits Levy from 1 November 2024 (see Note 1 for further information). 2022 includes a charge of $1,834 million in respect of the impact of the UK Energy Profits Levy on existing temporary differences unwinding over the period 1 January 2023 to 31 March 2028.
cThe adjustment in respect of prior years reflects the reassessment of the deferred tax balances for prior periods in light of changes in facts and circumstances during the year, including changes to price assumptions and profit forecasts. 2024 also includes a charge of $213 million (2023 $232 million credit) in respect of a revision to the deferred tax impact of the UK Energy Profits Levy.
In 2024, the total tax credit recognized within other comprehensive income was $782 million (2023 $735 million credit and 2022 $266 million charge). In
2024 this primarily comprises a $658 million credit in respect of the reduction in the deferred tax liability on defined benefit pension plan surpluses following the reduction in the rate of the authorized surplus payments tax charge in the UK from 35% to 25%. In 2023 this primarily comprises the deferred tax impact of the remeasurements of the net pension and other post-employment benefit liability or asset. In 2022 this primarily comprises a release of deferred withholding tax on other comprehensive income movements relating to Rosneft. See Note 32 for further information.
The total tax charge recognized directly in equity was $167 million (2023 $56 million charge and 2022 $214 million credit). In 2024 this mainly relates to share-based payments and transactions involving non-controlling interests. In 2023 and 2022 this mainly relates to transactions involving non-controlling interests.
9. Taxation – continued
Reconciliation of the effective tax rate
The following table provides a reconciliation of the group weighted average statutory corporate income tax rate to the effective tax rate of the group on profit or loss before taxation. For 2022 the items presented in the reconciliation are affected by the impacts of Rosneft. In order to provide a more meaningful analysis of the effective tax rate for 2022, the table also presents a separate reconciliation for the group excluding the impacts of Rosneft, and for the impacts of Rosneft in isolation.

					$ million
	2024	2023	2022 excluding impact of Rosneft	2022 impact of Rosneft[a]	2022
Profit (loss) before taxation	6,782	23,749	40,925	(25,520)	15,405
Tax charge (credit) on profit or loss[b]	5,553	7,869	17,823	(1,061)	16,762
Effective tax rate	82%	33%	44%	4%	109%

					%
Tax rate computed at the weighted average statutory rate[c]	66	34	42	20	77
Increase (decrease) resulting from
Tax reported in equity-accounted entities	(7)	(2)	(1)	—	(4)
Adjustments in respect of prior years	3	(4)	(1)	—	(3)
Deferred tax not recognized	5	2	(1)	—	(2)
Tax incentives for investment	(2)	—	—	—	(1)
Disposal impacts[d]	5	—	(3)	—	(8)
Foreign exchange	5	—	1	—	3
Items not deductible for tax purposes	5	2	2	—	5
Impact of bp's decision to exit its shareholding in Rosneft	—	—	—	(16)	27
Tax rate change effect of UK Energy Profits Levy[e]	1	—	4	—	12
Other[f]	1	1	1	—	3
Effective tax rate	82	33	44	4	109
aIncludes the impact of bp's decision to exit its shareholding in Rosneft and its other businesses with Rosneft in Russia.
bThe tax credit regarding the impact of Rosneft relates to the release of deferred withholding tax on unremitted earnings.
cCalculated based on the statutory corporate income tax rate applicable in the countries in which the group operates, weighted by the profits and losses before tax in the respective countries.
d2022 primarily relates to the contribution of bp's Angolan business to Azule Energy.
e2024 comprises the deferred tax impact of a 3% increase in the UK Energy Profits Levy (EPL) on existing temporary differences. 2022 includes the deferred tax impact of the introduction of the EPL.
fIncludes the impact of adjustments arising in countries where income tax is paid on our behalf by our government partners for which there is no deferred tax effect. 2024 includes the impact of the non-
taxable gain relating to the remeasurement of bp's pre-existing 49.97% interest in Lightsource bp and the remeasurement of certain US assets excluded from the Lightsource bp acquisition.
Deferred tax

		$ million
Analysis of movements during the year in the net deferred tax liability	2024	2023
At 1 January	5,349	6,618
Exchange adjustments	57	134
Charge (credit) for the year in the income statement	(1,868)	(806)
Charge (credit) for the year in other comprehensive income	(807)	(735)
Charge (credit) for the year in equity	167	56
Acquisitions and disposals	127	82
At 31 December	3,025	5,349
9. Taxation – continued
The following table provides an analysis of deferred tax in the income statement and the balance sheet by category of temporary difference:

					$ million
		Income statement		Balance sheet
	2024	2023	2022	2024	2023
Deferred tax liability
Depreciation	(1,337)	(1,552)	1,863	16,333	17,392
Pension plan surpluses[a]	62	133	42	1,789	2,568
Derivative financial instruments	40	12	(21)	58	12
Other taxable temporary differences[b]	(352)	10	(992)	663	1,020
	(1,587)	(1,397)	892	18,843	20,992
Deferred tax asset
Depreciation	(229)	(166)	(309)	(2,373)	(2,141)
Lease liabilities	(209)	(176)	(8)	(1,952)	(1,785)
Pension plan and other post-employment benefit plan deficits	28	(60)	47	(623)	(755)
Decommissioning, environmental and other provisions	425	563	770	(5,623)	(6,042)
Derivative financial instruments	(9)	(14)	(6)	(268)	(136)
Tax credits	(43)	(67)	1,578	(937)	(893)
Loss carry forward	194	296	1,536	(2,285)	(2,467)
Other deductible temporary differences[c]	(438)	215	(406)	(1,757)	(1,424)
	(281)	591	3,202	(15,818)	(15,643)
Net deferred tax charge (credit) and net deferred tax liability	(1,868)	(806)	4,094	3,025	5,349
Of which – deferred tax liabilities				8,428	9,617
– deferred tax assets				5,403	4,268
aThe 2024 balance sheet reflects a $658 million reduction in the deferred tax liability on defined benefit pension plan surpluses following the reduction in the rate of the authorized surplus payments tax charge in the UK from 35% to 25%.
bThe 2022 income statement includes amounts relating to deferred withholding tax on unremitted earnings of Rosneft. The 2024 and 2023 balance sheet amounts do not include any temporary differences that are individually significant.
cThe 2024 and 2023 balance sheet amounts include amounts relating to share based payments and other items.
Of the $5,403 million of deferred tax assets recognized on the group balance sheet at 31 December 2024 (2023 $4,268 million), $3,232 million (2023
$2,336 million) relates to entities that have suffered a loss in either the current or preceding period. For 2024, this mainly includes $1,680 million in
Germany, $744 million in Mauritania and $609 million in Senegal (2023 mainly included $1,003 million in Germany, $672 million in Mauritania and $500 million in Senegal). For 2024 these amounts are supported by forecasts consistent with bp's future oil and gas price assumptions (see Note 1 for further information) and for Germany, forecast profits associated with the customers & products businesses, that indicate sufficient future taxable profits will be available to utilize such assets within any applicable expiry period.
A summary of temporary differences, unused tax credits and unused tax losses for which deferred tax has not been recognized is shown in the table below.

		$ billion
At 31 December	2024	2023
Unused US state tax losses[a]	2.3	2.1
Unused tax losses – other jurisdictions[b]	7.3	5.6
Unused tax credits	33.3	31.3
of which – arising in the UKc	29.1	27.3
– arising in the USd	4.2	4.0
Deductible temporary differences[e]	23.4	20.7
Taxable temporary differences associated with investments in subsidiaries and equity-accounted entities	0.7	0.7
aFor 2024 the majority of the unused tax losses have no fixed expiry date.
b2024 and 2023 mainly relate to the UK, Brazil and Canada. The majority of the unused tax losses have no fixed expiry date.
cThe UK unused tax credits arise predominantly in overseas branches of UK entities based in jurisdictions with higher statutory corporate income tax rates than the UK. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future; UK taxes on these overseas branches are largely mitigated by double tax relief in respect of overseas tax. These tax credits have no fixed expiry date.
dThe US unused tax credits predominantly comprise foreign tax credits. No deferred tax asset has been recognized on these tax credits as they are unlikely to have value in the future. For 2024 these tax credits expire in the period 2025-2034.
e2024 and 2023 mainly comprise fixed asset temporary differences in overseas branches of UK entities. Substantially all of the temporary differences have no expiry date.

			$ million
Impact of previously unrecognized deferred tax or write-down of deferred tax assets on tax charge	2024	2023	2022
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	87	360	492
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	14	3	—
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	280	332	792
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	111	54	—